Label	Element	Value
LAZARD FUNDS INC | Lazard Emerging Markets Core Equity Portfolio
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE LAZARD FUNDS, INC.

LAZARD RETIREMENT SERIES, INC.

Supplement to Current Summary Prospectuses and Prospectuses

The following replaces "Market Risk" in "Principal Investment Risks" in the summary prospectuses and in the prospectuses replaces "Summary Section—Principal Investment Risks" for each Portfolio and "Investment Strategies and Investment Risks—Glossary—Investment Risks":

Market Risk. A Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions or other events could have a significant negative impact on global economic and market conditions. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may be expected to impact the Portfolio and its investments.

Dated: March 19, 2020

Risk/Return [Heading]	rr_RiskReturnHeading	Lazard Emerging Markets Core Equity Portfolio